Financial Instruments (Details Narrative) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure Financial Instruments Details Narrative Abstract
Possible effect of 1% change in interest rates on net income (loss)	$ 34,000	$ 4,000
Current Assets	4,135,316	1,322,307
Current liabilities	13,231,286	13,332,992
Working capital deficiency	9,095,970	$ 12,010,685
Possible effect of 10% change in exchange rate on the statements of comprehensive loss	$ 859,000